Changes in organization and disposals (Detail 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Restructuring Expenses By Personnel Expense [Line Items]
Salaries	SFr 346	SFr 435	SFr 312
Variable compensation - performance awards	34	102	38
Variable compensation - other	98	209	108
Contractors	62	56	46
Social security	8	8	5
Pension and other post-employment benefit plans	(29)	(75)	(65)
Other personnel expenses	15	17	15
Total net restructuring expenses: personnel expenses	534	751	460
UBS AG [Member]
Net Restructuring Expenses By Personnel Expense [Line Items]
Salaries	213	422	311
Variable compensation - performance awards	22	101	38
Variable compensation - other	80	208	108
Contractors	48	56	46
Social security	6	8	5
Pension and other post-employment benefit plans	(15)	(76)	(65)
Other personnel expenses	8	12	15
Total net restructuring expenses: personnel expenses	SFr 362	SFr 731	SFr 458